Retirement Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Retirement Plan

19. Retirement Plan

The Company has a defined-contribution plan under Section 401(k) of Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.

Matching contribution costs paid by the Company were $0.1 million and negligible for the three months ended June 30, 2023 and 2022, and $0.2 million and $0.1 million for the six months ended June 30, 2023 and 2022, respectively.

25. Retirement Plan

The Company has a defined-contribution plan under Section 401(k) of Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.

For each of the years ended December 31, 2022 and 2021, matching contribution costs paid by the Company were $0.2 million.